Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities
14.	Derivative instruments and hedging activities

Sony has certain financial instruments including financial assets and liabilities acquired in the normal course of business. Such financial instruments are exposed to market risk arising from the changes in foreign currency exchange rates and interest rates. In applying a consistent risk management strategy for the purpose of reducing such risk, Sony uses derivative financial instruments, which include foreign exchange forward contracts, foreign currency option contracts, and interest rate swap agreements (including interest rate and currency swap agreements). Certain other derivative financial instruments are entered into in the Financial Services segment for asset-liability management (“ALM”) purposes. These instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major countries. These derivatives generally mature or expire within six months after the balance sheet date. Other than derivatives utilized in the Financial Services segment for ALM, Sony does not use derivative financial instruments for trading or speculative purposes. These derivative transactions utilized for ALM in the Financial Services segment are executed within a certain limit in accordance with an internal risk management policy.

Derivative financial instruments held by Sony are classified and accounted for as described below.

Fair value hedges

Both the derivatives designated as fair value hedges and the hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives designated as fair value hedges as well as offsetting changes in the carrying value of the underlying hedged items are recognized in income. For the fiscal years ended March 31, 2013, 2014 and 2015, these fair value hedges were fully effective. In addition, there were no amounts excluded from the assessment of hedge effectiveness of fair value hedges.

Cash flow hedges

Changes in the fair value of derivatives designated as cash flow hedges are initially recorded in other comprehensive income (“OCI”) and reclassified into earnings when the hedged transaction affects earnings. For the fiscal years ended March 31, 2013 and 2014, the effect of derivatives designated as cash flow hedges on income and other comprehensive income, and the ineffective portions of the hedging relationships were not significant. In addition, there were no amounts excluded from the assessment of hedge effectiveness for cash flow hedges. As of March 31, 2014 and 2015, there were no derivatives qualifying as cash flow hedges.

Derivatives not designated as hedges

Changes in the fair value of derivatives not designated as hedges are recognized in income.

A description of the purpose and classification of the derivative financial instruments held by Sony is as follows:

Foreign exchange forward contracts and foreign currency option contracts

Foreign exchange forward contracts and purchased and written foreign currency option contracts are utilized primarily to limit the exposure affected by changes in foreign currency exchange rates on cash flows generated by anticipated intercompany transactions and intercompany accounts receivable and payable denominated in foreign currencies. The majority of written foreign currency option contracts are a part of range forward contract arrangements and expire in the same month with the corresponding purchased foreign currency option contracts.

Sony also had foreign exchange forward contracts during the fiscal years ended March 31, 2013 and 2014 which effectively fixed the cash flows from foreign currency denominated debt. Accordingly, these derivatives were designated as cash flow hedges.

Foreign exchange forward contracts and foreign currency option contracts that do not qualify as hedges are marked-to-market with changes in value recognized in other income and expenses.

Foreign exchange forward contracts, foreign currency option contracts and currency swap agreements held by certain subsidiaries in the Financial Services segment are marked-to-market with changes in value recognized in financial service revenue.

Interest rate swap agreements (including interest rate and currency swap agreements)

Interest rate swap agreements are utilized primarily to lower funding costs, to diversify sources of funding and to limit Sony’s exposure associated with underlying debt instruments and available-for-sale debt securities resulting from adverse fluctuations in interest rates, foreign currency exchange rates and changes in fair values. Interest rate swap agreements entered into in the Financial Services segment are used for reducing the risk arising from the changes in the fair value of fixed rate available-for-sale debt securities. These derivatives are considered to be a hedge against changes in the fair value of available-for-sale debt securities in the Financial Services segment. Accordingly, these derivatives have been designated as fair value hedges.

Sony also had certain interest rate swap agreements during the fiscal years ended March 31, 2013 and 2014 for the purpose of reducing the risk arising from the changes in anticipated cash flows of variable rate debt and foreign currency denominated debt. These interest rate swap agreements, which effectively swapped foreign currency denominated variable rate debt for functional currency denominated fixed rate debt, were considered a hedge against changes in the anticipated cash flows of Sony’s foreign denominated variable rate obligations. Accordingly, these derivatives were designated as cash flow hedges.

Certain subsidiaries in the Financial Services segment have interest rate swap agreements as part of their ALM, which are marked-to-market with changes in value recognized in financial service revenue.

Any other interest rate swap agreements that do not qualify as hedges, which are used for reducing the risk arising from changes of variable rate debt, are marked-to-market with changes in value recognized in other income and expenses.

Other agreements

Certain subsidiaries in the Financial Services segment have equity future contracts, other currency contracts and hybrid financial instruments as part of their ALM, which are marked-to-market with changes in value recognized in financial services revenue. The hybrid financial instruments, disclosed in Note 7 as debt securities, contain embedded derivatives that are not required to be bifurcated because the entire instruments are carried at fair value.

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2014	2015	Liability derivatives	2014	2015
Interest rate contracts	Prepaid expenses and other current assets	2	11	Current liabilities other	1,221	954
Interest rate contracts	Assets other	1,012	207	Liabilities other	13,941	23,899
Foreign exchange contracts	Prepaid expenses and other current assets	6	40	Current liabilities other	24	—

		1,020	258		15,186	24,853

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2014	2015	Liability derivatives	2014	2015
Interest rate contracts		—	—	Current liabilities other	18	—
Interest rate contracts	Assets other	—	222	Liabilities other	1,429	1,178
Foreign exchange contracts	Prepaid expenses and other current assets	10,855	29,899	Current liabilities other	13,892	21,526
Foreign exchange contracts	Assets other	12	28	Liabilities other	24	155
Equity contracts		—	—	Current liabilities other	—	612

		10,867	30,149		15,363	23,471

Total derivatives		11,887	30,407		30,549	48,324

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2013, 2014 and 2015.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2013	2014	2015
Interest rate contracts	Financial services revenue	(11,275)	131	(8,271)
Foreign exchange contracts	Foreign exchange gain or (loss), net	1	(1)	(9)

Total		(11,274)	130	(8,280)

Derivatives not designated as hedging instruments	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2013	2014	2015
Interest rate contracts	Financial services revenue	(2,779)	(167)	(3,579)
Interest rate contracts	Foreign exchange gain or (loss), net	—	—	883
Foreign exchange contracts	Financial services revenue	7,202	1,198	(1,942)
Foreign exchange contracts	Foreign exchange gain or (loss), net	5,596	2,703	13,375
Equity contracts	Financial services revenue	—	—	(2,725)
Credit contracts	Financial services revenue	(3)	—	—

Total		10,016	3,734	6,012

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2014		March 31, 2015
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,415,132	(3,737)	1,335,811	11,654
Currency option contracts purchased	14,988	137	9,920	202
Currency option contracts written	1,683	(6)	568	(3)
Currency swap agreements	515,300	221	754,056	(3,872)
Other currency contracts	67,043	319	83,980	305
Interest rate contracts:
Interest rate swap agreements	413,572	(15,596)	402,049	(25,591)
Equity contracts:
Equity future contracts	—	—	21,903	(612)

All derivatives are recognized as either assets or liabilities in the consolidated balance sheets on a gross basis, but certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (ISDA) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Presented below are the effects of offsetting derivative assets and derivative liabilities as of March 31, 2014 and 2015.

	Yen in millions
	As of March 31, 2014
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements		Net amounts
		Financial instruments	Cash collateral
Derivative assets subject to master netting agreements	9,386	5,619	—	3,767
Derivative assets not subject to master netting agreements	2,501			2,501

Total derivative assets	11,887	5,619	—	6,268

Derivative liabilities subject to master netting agreements	28,017	22,058	—	5,959
Derivative liabilities not subject to master netting agreements	2,532			2,532

Total derivative liabilities	30,549	22,058	—	8,491

	Yen in millions
	As of March 31, 2015
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements		Net amounts
		Financial instruments	Cash collateral
Derivative assets subject to master netting agreements	26,032	10,387	—	15,645
Derivative assets not subject to master netting agreements	4,375			4,375

Total derivative assets	30,407	10,387	—	20,020

Derivative liabilities subject to master netting agreements	43,791	37,820	612	5,359
Derivative liabilities not subject to master netting agreements	4,533			4,533

Total derivative liabilities	48,324	37,820	612	9,892